Capital management (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Capital management
Total equity in % of total assets (equity ratio)	42.80%	40.70%
Debt and lease liabilities in % of total assets	37.90%	38.80%